Subsequent events	6 Months Ended
Jun. 30, 2024
Subsequent Events [Abstract]
Subsequent events

12. Subsequent events

On August 5, 2024, the Company announced a dividend of $0.45 per Class A common share from the earnings of the second quarter of 2024 to be paid on September 4, 2024, to common shareholders of record as of August 23, 2024.